Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 CNY (¥)
Cash flows from operating activities:
Net income	$ 40,745	¥ 252,622	¥ 186,653	¥ 155,801
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expenses	3,782	23,447	30,243	5,705
Amortization of loan facility transaction costs	593	3,676	6,587	3,136
Provision for allowance for doubtful accounts	60	371	974	875
Depreciation expenses	3,770	23,371	18,364	14,902
Amortization expenses	516	3,198	3,450	2,493
Other income from change in faire value of derivative instruments	(149)	(923)	0	0
Loss on disposal of property and equipment	60	372	104	160
Loss/(gain) from foreign currency exchange	(216)	(1,337)	(618)	28
Deferred tax expenses/(benefits)	(1,144)	(7,091)	1,220	22,154
Changes in operating assets and liabilities:
Accounts receivable	(979)	(6,071)	(3,822)	(319)
Amounts due from related parties	245	1,520	0	7,559
Prepayment and other current assets	(10,193)	(63,198)	(9,773)	(4,417)
Other non-current assets	(5)	(30)	(4,106)	0
Amounts due to related parties	(160)	(990)	0	(255)
Accounts payable	538	3,333	923	(324)
Salaries and welfare payable	3,574	22,156	10,447	14,363
Taxes payable	5,335	33,077	5,387	30,461
Deferred tax liabilities	0	0	(22,410)	0
Deferred revenues	18,471	114,524	98,008	40,088
Accrued expenses and other current liabilities	7,923	49,133	1,828	19,790
Net cash provided by operating activities	72,766	451,160	323,459	312,200
Cash flows from investing activities:
Cash obtained from the acquisition of CJOL	0	0	0	35,882
Cash paid for the acquisition of CJOL	0	0	(96,804)	0
Payment of share transfer consideration due to a related party	0	0	(6,000)	0
Placement of time deposits and restricted time deposits	(28,871)	(179,000)	(493,265)	(519,450)
Maturity of restricted time deposits	22,581	140,000	519,450	0
Release of restricted cash	0	0	14,872	0
Cash allocated to restricted cash	0	0	(8,024)	(14,872)
Proceeds from disposal of property and equipment	30	183	60	49
Purchase of property and equipment	(5,124)	(31,761)	(25,725)	(12,884)
Purchase of intangible assets	(92)	(570)	(3,088)	(5,161)
Net cash (used in)/provided by investing activities	(11,476)	(71,148)	(98,524)	(516,436)
Cash flows from financing activities:
Proceeds from IPO and CPP, net of expenses	0	0	515,301	0
Payment of accrued IPO and CPP expenses	(4,058)	(25,162)	0	0
Proceeds from exercise of over-allotment options, net of expenses	10,009	62,054	0	0
Proceeds from exercise of options	9,417	58,389	40,182	3,495
Repurchase of preferred shares	0	0	0	(423,867)
Dividends distributed to non-controlling interest shareholder of CJOL	0	0	(6,227)	0
Dividends distributed to Zhaopin Limited's shareholders	0	0	(147,650)	0
Proceeds of bank loans	11,833	73,364	423,185	427,007
Repayment of bank loans	(34,590)	(214,459)	(415,925)	0
Payment of bank loan facility transaction costs	(211)	(1,310)	(4,247)	(8,912)
Settlement of derivative instruments	144	890	(5,121)	0
Net cash (used in)/provided by financing activities	(7,456)	(46,234)	399,498	(2,277)
Effect of exchange rate changes on cash and cash equivalents	(41)	(260)	448	(783)
Net (decrease)/increase in cash and cash equivalents	53,793	333,518	624,881	(207,296)
Cash and cash equivalents, beginning of the year	167,004	1,035,425	410,544	617,840
Cash and cash equivalents, end of the year	220,797	1,368,943	1,035,425	410,544
Supplemental disclosure of cash flow information:
Cash paid for income taxes	9,054	56,133	86,932	44,365
Cash paid for interest expense	1,325	8,216	7,281	2,035
Supplemental disclosure of non-cash financing and investing activities:
Accrual related to purchases of property and equipment	(710)	(4,401)	3,730	6,075
Accrual related to IPO-related service fees	(4,058)	(25,162)	25,162	0
Conversion of preferred shares into ordinary shares	$ 0	¥ 0	¥ 1,389	¥ 797,579